GOF-P22 04/26

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

All changes described below are effective June 1, 2026.

1. The following replaces the reference to Berkeley Belknap in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

Brett S. Goldstein, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to Berkeley Belknap in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A:

Brett S. Goldstein, CFA Portfolio Manager of Advisers

Mr. Goldstein has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2010.

3. The following replaces the disclosure in the section titled “Fund Summary – Investment Manager” in the Summary Prospectus and Prospectus of the fund listed in Schedule B:

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. Brett S. Goldstein, CFA, Laura Green, CFA, and Thomas A. Nelson, CFA, Portfolio Managers of Franklin Advisers, Inc., assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

4. The following replaces the reference to Berkeley Belknap in the section titled “Fund Details – Administration – Administrative Agreement” in the Prospectus of the fund listed in Schedule B:

Brett S. Goldstein, CFA Portfolio Manager of Advisers
Mr. Goldstein has overseen the rebalancing process on behalf of FT Services since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2010.

5. The following replaces the first paragraph of the section titled “Asset Allocation and Other Services – Portfolio managers” in the SAI of the fund listed in Schedule B:

The Fund does not have a portfolio manager. However, Brett S. Goldstein, Laura Green and Tom A. Nelson of Advisers assist FT Services in monitoring the Fund's investments in the underlying funds and in their periodic rebalancing, at no charge to the Fund. This section reflects information about Ms. Green and Mr. Nelson as of December 31, 2025 and information about Mr. Goldstein as of February 28, 2026. References in this section to "investment manager" refers to Advisers, the investment manager that compensates Messrs. Goldstein and Nelson and Ms. Green.

6. The following replaces references to Berkeley Belknap in the table in the section titled “Management, Asset Allocation and Other Services – Portfolio managers” in the SAI of each fund listed in Schedule A and in the section titled “Asset Allocation and Other Services – Portfolio managers” in the SAI of the fund listed in Schedule B:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Brett S. Goldstein*	Registered Investment Companies	38	16,062.5	None	None
	Other Pooled Investment Vehicles	28	15,821.5	None	None
	Other Accounts	11	64.8	None	None

*Information is provided as of February 28, 2026.

7. The following replaces references to Berkeley Belknap in the table in the section titled “Management, Asset Allocation and

Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of each fund listed in Schedule A and in the section titled “Asset Allocation and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of the fund listed in Schedule B:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Brett S. Goldstein*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2025
Franklin Growth Allocation Fund	May 1, 2025
Franklin Moderate Allocation Fund	May 1, 2025

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN FUND ALLOCATOR SERIES
Franklin Corefolio Allocation Fund	May 1, 2025

Please retain this supplement for future reference.